UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eidelman Virant Capital

Address:   8000 Maryland Avenue
           Suite 380
           Saint Louis, Missouri 63105


Form 13F File Number: 028-14231


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rob Bertman
Title:  Chief Compliance Officer
Phone:  314-727-0519

Signature,  Place,  and  Date  of  Signing:

/s/ Rob Bertman                    Saint Louis, MO                    11/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:
	``````````````````````````````````````````````````````````````````````````
Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             144

Form 13F Information Table Value Total:  $     	155,547
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS     SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- -------- -------- --------
1ST CONSTITUTION BANCORP       COM              31986N102      351    39235 SH       SOLE                 39235    0        0
ACTIVE POWER INC               COM              00504W100      424   530000 SH       SOLE                530000    0        0
ALLIANCE BANKSHARES CORP       COM              018535104      227    50000 SH       SOLE                 50000    0        0
AMERIANA BANCORP               COM              023613102      107    16500 SH       SOLE                 16500    0        0
AMERICAN INTL GROUP INC        COM NEW		026874784     6961   212285 SH	     SOLE		 212285    0        0
AMERICAN RAILCAR INDS INC      COM		02916P103      750    26450 SH	     SOLE		  26450    0        0
ANADARKO PETE CORP             COM              032511107      699    10000 SH       SOLE                 10000    0        0
APPLE INC                      COM              037833100      873     1309 SH       SOLE                  1309    0        0
ARCH COAL INC                  COM              039380100      442    69775 SH       SOLE                 69775    0        0
ASIA ENTN & RESOURCES LTD      SHS              G0539K108      133    44200 SH       SOLE                 44200    0        0
AT&T INC                       COM              00206R102      856    22716 SH       SOLE                 22716    0        0
BALLANTYNE STRONG INC          COM              058516105       84    20050 SH       SOLE                 20050    0        0
BANCORP INC DEL		       COM              05969A105      819    79700 SH       SOLE                 79700    0        0
BANK COMM HLDGS                COM              06424J103      224    50001 SH       SOLE                 50001    0        0
BAR HBR BANKSHARES             COM              066849100      361    10100 SH       SOLE                 10100    0        0
BLOUNT INTL INC NEW            COM              095180105     1277    97000 SH       SOLE                 97000    0        0
BP PLC                         SPONSORED ADR    055622104     1945    45919 SH       SOLE                 45919    0        0
BRINKS CO                      COM              109696104     3634   141450 SH       SOLE                141450    0        0
BRITTON & KOONTZ CAP CORP      COM              111091104     1057   120776 SH       SOLE                120776    0        0
BUNGE LIMITED                  COM              G16962105     2970    44300 SH       SOLE                 44300    0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1078    68000 SH       SOLE                 68000    0        0
CALPINE CORP NEW               COM NEW          131347304     1678    97000 SH       SOLE                 97000    0        0
CASELLA WASTE SYS INC	       CL A             147448104      427   100000 SH       SOLE                100000    0        0
CATERPILLAR INC DEL            COM              149123101      697     8096 SH       SOLE                  8096    0        0
CENTURYLINK INC                COM              156700106     1098    27188 SH       SOLE                 27188    0        0
CFS BANCORP INC                COM              12525D102      218    40000 SH       SOLE                 40000    0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     3832    51500 SH       SOLE                 51500    0        0
CHIMERA INVT CORP              COM              16934Q109      154    57000 SH       SOLE                 57000    0        0
CITIGROUP INC                  COM              172967101     2116    64676 SH       SOLE                 64676    0        0
COMMUNITY WEST BANCSHARES      COM              204157101       54    20000 SH       SOLE                 20000    0        0
COCA COLA CO                   COM              191216100      575    15150 SH       SOLE                 15150    0        0
CODORUS VY BANCORP INC         COM              192025104      255    17771 SH       SOLE                 17771    0        0
CONOCOPHILLIPS                 COM              20825C104      257     4497 SH       SOLE                  4497    0        0
CONSOL ENERGY INC              COM              20854P109      963    32035 SH       SOLE                 32035    0        0
CONSUMER PORTFOLIO SVCS INC    COM              210502100      170    56775 SH       SOLE                 56775    0        0
CORONADO BIOSCIENCES INC       COM              21976u109       52    10000 SH       SOLE                 10000    0        0
COVANTA HLDG CORP              COM              22282E102      175    10200 SH       SOLE                 10200    0        0
CROWN HOLDINGS INC             COM              228368106      294     8000 SH       SOLE                  8000    0        0
CSX CORP                       COM              126408103     2062    99360 SH       SOLE                 99360    0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2385   260406 SH       SOLE                260406    0        0
DIGIRAD CORP                   COM              253827109      128    61850 SH       SOLE                 61850    0        0
DNB FINL CORP                  COM              233237106      656    41023 SH       SOLE                 41023    0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1307    26000 SH       SOLE                 26000    0        0
DYNAVAX TECHNOLOGIES CORP      COM              268158102       70    16200 SH       SOLE                 16200    0        0
ENERGIZER HLDGS INC            COM              29266R108     4648    62300 SH       SOLE                 62300    0        0
ENTERPRISE FINL SVCS CORP      COM              293712105      711    52300 SH       SOLE                 52300    0        0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107       96    71507 SH       SOLE                 71507    0        0
EXXON MOBIL CORP               COM              30231G102      448     4900 SH       SOLE                  7900    0        0
FEDERAL MOGUL CORP             COM              313549404      201    22000 SH       SOLE                 22000    0        0
FELCOR LODGING TR INC          COM              31430F101      221     8300 SH       SOLE                  8300    0        0
FIRST BUS FINL SVCS INC WI     COM              319390100     2647   109882 SH       SOLE                109882    0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      133    16500 SH       SOLE                 16500    0        0
FIRSTCITY FINL CORP            COM              33761X107      997   123706 SH       SOLE                123706    0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2684    67800 SH       SOLE                 67800    0        0
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     6518   254600 SH       SOLE                254600    0        0
FURMANITE CORPORATION          COM              361086101      282    49600 SH       SOLE                 49600    0        0
GENCORP INC                    COM              368682100      105    11075 SH       SOLE                 11075    0        0
GLEN BURNIE BANCORP            COM              377407101      284    24741 SH       SOLE                 24741    0        0
GRAFTECH INTL LTD              COM              384313102     1608   178900 SH       SOLE                178900    0        0
HALCON RES CORP                COM NEW          40537Q209      704    96000 SH       SOLD                 96000    0        0
HARBINGER GROUP INC            COM              41146A106       84    10000 SH       SOLE                 10000    0        0
HEXCEL CORP NEW                COM              428291108     1454    60550 SH       SOLE                 60550    0        0
HHGREGG INC                    COM              42833L108       69    10000 SH       SOLE                 10000    0        0
HILLSHIRE BRANDS CO            COM              432589109      268    10000 SH       SOLE                 10000    0        0
HOPFED BANCORP INC             COM              439734104     1528   203694 SH       SOLE                203694    0        0
HORIZON BANCORP IND            COM              440407104     3479   121730 SH       SOLE                121730    0        0
HUNTINGTON BANCSHARES INC      COM              446150104      210    30500 SH       SOLE                 30500    0        0
ICONIX BRAND GROUP INC         COM              451055107     1138    62400 SH       SOLE                 62400    0        0
INFINERA CORPORATION           COM              45667G103     1281   233800 SH       SOLE                233800    0        0
ING PRIME RATE TR              SH BEN INT       44977W106      124    20000 SH       SOLE                 20000    0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1020     4915 SH       SOLE                  4915    0        0
INVESCO VAN KAMPEN SR INC TR   COM              46131H107      225    44839 SH       SOLE                 44839    0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     1038    30000 SH       SOLE                 30000    0        0
ISHARES TR                     DJ US INDEX FD   464287846      245     3400 SH       SOLE                  3400    0        0
ITURAN LOCATION AND CONTROL    SHS              M6158M104      139    11905 SH       SOLE                 11905    0        0
JOHNSON & JOHNSON              COM              478160104     2611    37887 SH       SOLE                 37887    0        0
JPMORGAN CHASE & CO            COM              46625H100      296     7300 SH       SOLE                  7300    0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     3482    45950 SH       SOLE                 45950    0        0
KINROSS GOLD CORP              COM NO PAR       496902404      112    11000 SH       SOLE                 11000    0        0
LSB FINL CORP                  COM              501925101      651    35163 SH       SOLE                 35163    0        0
LEAR CORP                      COM NEW          521865204      938    24825 SH       SOLE                 24825    0        0
LONE PINE RES INC              COM              54222A106     1458   934840 SH       SOLE                934840    0        0
MFRI INC                       COM              552721102       96    17000 SH       SOLE                 17000    0        0
MGIC INVT CORP WIS             COM              552848103      100    65500 SH       SOLE                 65500    0        0
MAINSOURCE FINANCIAL GP INC    COM              56062Y102      587    45678 SH       SOLE                 45678    0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1839    34245 SH       SOLE                 34245    0        0
MARTHA STEWART LIVING OMNIME   COM              573083102     1584   516010 SH       SOLE                516010    0        0
MCDONALDS CORP		       COM              580135101     2184    23800 SH       SOLE                 23800    0        0
MEDICAL ACTION INDS INC        COM              501925101       65    18572 SH       SOLE                 18572    0        0
MEDICAL PPTYS TRUST INC        COM              58463J304      105    10000 SH       SOLE                 10000    0        0
METALICO INC                   COM              591176102       77    30000 SH       SOLE                 30000    0        0
METRO BANCORP INC PA           COM              59161R101      127    10000 SH       SOLE                 10000    0        0
MICRON TECHNOLOGY INC          COM              595112103     4308   720475 SH       SOLE                720475    0        0
MICROSOFT CORP                 COM              594918104      382    12825 SH       SOLE                 12825    0        0
MIDSTATES PETE CO INC          COM              59804T100      433    50000 SH       SOLE                 50000    0        0
NEWMONT MINING CORP            COM              651639106      328     5850 SH       SOLE                  5850    0        0
O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100     1835   490700 SH       SOLE                490700    0        0
OLD REP INTL CORP              COM              680223104      219    23600 SH       SOLE                 23600    0        0
OLIN CORP                      COM PAR $1       680665205     4131   190100 SH       SOLE                190100    0        0
OMEGA PROTEIN CORP             COM              68210P107      250    36466 SH       SOLE                 36466    0        0
PACIFIC PREMIER BANCORP        COM              69478X105     1520   159352 SH       SOLE                159352    0        0
PAN AMERICAN SILVER CORP       COM              697900108      809    37750 SH       SOLE                 37750    0        0
PARAGON SHIPPING INC           CL A             69913R309       14    33000 SH       SOLE                 33000    0        0
PARAMOUNT GOLD & SILVER CORP   COM              69924P102       27    10000 SH       SOLE                 10000    0        0
PFIZER INC                     COM              717081103     1912    76925 SH       SOLE                 76925    0        0
PLUM CREEK TIMBER CO INC       COM              729251108     3161    72100 SH       SOLE                 72100    0        0
POTASH CORP SASK INC           COM              73755L107      999    23000 SH       SOLE                 23000    0        0
PPL CORP                       COM              69351T106      208     7150 SH       SOLE                  7150    0        0
PSB HLDGS INC                  COM              69360N108      704    25353 SH       SOLE                 25353    0        0
PULASKI FINL CORP              COM              745548107     1718   185193 SH       SOLE                185193    0        0
PURECYCLE CORP                 COM NEW          746228303      134    58303 SH       SOLE                 58303    0        0
RADIAN GROUP INC               COM              750236101      130    30000 SH       SOLE                 30000    0        0
RALCORP HLDGS INC NEW          COM              751028101     4997    68450 SH       SOLE                 68450    0        0
READING INTERNATIONAL INC      CL A             755408101     2549   432000 SH       SOLE                432000    0        0
RED LION HOTELS CORP           COM              756764106     1902   304244 SH       SOLE                304244    0        0
ROCKWOOD HLDGS INC             COM              774415103     2004    43000 SH       SOLE                 43000    0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      229    11100 SH       SOLE                 11100    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      286    13693 SH       SOLE                 13693    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      902    42900 SH       SOLE                 42900    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770      837    40803 SH       SOLE                 40803    0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR PRF M   780097796      362    17760 SH       SOLE                 17760    0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      299    13000 SH       SOLE                 13000    0        0
SABINE ROYALTY TR              UNIT BEN INT     785688102      310     6000 SH       SOLE                  6000    0        0
SANCHEZ ENERGY CORP            COM              79970Y105     1553    76000 SH       SOLE                 76000    0        0
SANFILIPPO JOHN B & SON INC    COM              800422107      751    57700 SH       SOLE                 57700    0        0
SCHWAB STRATEGIC TR            US DIVIDEND EQ   808524797      529    18400 SH       SOLE                 18400    0        0
SIERRA WIRELESS INC            COM              826516106      621    79800 SH       SOLE                 79800    0        0
SOUTHERN CONN BANCORP INC      COM              84264A102       24    20607 SH       SOLE                 20607    0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      339     1975 SH       SOLE                  1975    0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     8422    58500 SH       SOLE                 58500    0        0
STRATEGIC DIAGNOSTICS INC      COM              862700101       39    30000 SH       SOLE                 30000    0        0
SWS GROUP INC                  COM              78503N107       70    11400 SH       SOLE                 11400    0        0
SYMMETRICOM INC                COM              871543104      767   110000 SH       SOLE                110000    0        0
TELEPHONE & DATA SYS INC       SPL COM          879433860     3528   137750 SH       SOLE                137750    0        0
TITANIUM METALS CORP           COM NEW          888339207     1469   114500 SH       SOLE                114500    0        0
TOWER FINANCIAL CORP           COM              891769101      802    67700 SH       SOLE                 67700    0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      519    11565 SH       SOLE                 11565    0        0
UQM TECHNOLOGIES INC           COM              903213106       23    20000 SH       SOLE                 20000    0        0
USA TECHNOLOGIES INC           COM NO PAR       90328S500       25    20000 SH       SOLE                 20000    0        0
USEC INC                       COM              90333E108       23    30000 SH       SOLE                 30000    0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     1134    39800 SH       SOLE                 39800    0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100      824    61000 SH       SOLE                 61000    0        0
WESTFIELD FINANCIAL INC NEW    COM              96008P104      238    31804 SH       SOLE                 31804    0        0
YADKIN VALLEY FINANCIAL CORP   COM              984314104      150    11433 SH       SOLE                 11433    0        0
